PIMCO Ultra Short Government Active Exchange-Traded Fund Investment Risks - PIMCO Ultra Short Government Active Exchange-Traded Fund	Jun. 30, 2026
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than the Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility
Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participant Concentration Risk: the risk that only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and that there are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and fewer or no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: the risk that fixed income securities will fluctuate in value due to changes or the anticipation of changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors, including geopolitical events such as war, military conflict, acts of terrorism, social or political unrest, and the imposition of or threatened imposition of tariffs and other trade barriers, which could disrupt securities markets and adversely affect global economies and markets
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved
Tax-Efficient Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to experience losses on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.